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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 6/30/02
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Hambrecht & Quist Capital Management Inc.
                 -----------------------------------------
   Address:      30 Rowes Wharf
                 -----------------------------------------
                 Boston, MA 02110
                 -----------------------------------------

                 -----------------------------------------

Form 13F File Number: 28-04219
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kim Carroll
         -------------------------------
Title:   Treasurer
         -------------------------------
Phone:   617-310-0537
         -------------------------------

Signature, Place, and Date of Signing:
Kim Carroll                        Boston, MA          7/30/02
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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
                                                       FORM 13F INFORMATION TABLE
                                   NAME OF REPORTING MANAGER:  HAMBRECHT & QUIST CAPITAL MANAGEMENT
        COLUMN 1                 COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5      COLUMN 6  COLUMN 7         COLUMN 8
----------------------------  -------------- --------- ------------ ------------------ --------  --------  ----------------------
                                                           VALUE     SHARES OR SH/ PUT/ INVSTMNT   OTHER       VOTING AUTHORITY
     NAME OF ISSUER           TITLE OF CLASS   CUSIP      (x$1000)    PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLE   SHARED   NONE
----------------------------  -------------- ---------   ----------- --------- --- ---- --------  --------  ------ -------- ------
Abgenix                           Common      00039B107   $4,851,000    495,000         SOLE      NA         X
Adolor                            Common      00724X102   $4,372,258    388,300         SOLE      NA         X
Aradigm                           Common      038505103    1,527,050    350,000         SOLE      NA         X
ATS Medical                       Common      002083103      350,000    636,364         SOLE      NA         X
Biofield                          Common      090591207      439,434    878,866         SOLE      NA         X
Biofield (Restricted)             Common      090591207      400,000  1,000,000         SOLE      NA         X
Bioject Medical Technologies      Common      09059T206      868,700    238,000         SOLE      NA         X
Biopure                           Common      09065H915    1,298,557    169,746         SOLE      NA         X
BioTransplant                     Common      09066Y107    1,795,545    712,518         SOLE      NA         X
Catalytica Energy Systems         Common      148884109      406,107    128,515         SOLE      NA         X
Celgene                           Common      151020104   10,557,000     90,000         SOLE      NA         X
Cephalon                          Common      156708109    4,068,000     90,000         SOLE      NA         X
Corixa                            Common      21887F100    2,681,501    391,460         SOLE      NA         X
Cubist Pharmaceuticals            Common      229990981    9,014,827    958,005         SOLE      NA         X
Curis                             Common      231269101      184,830    151,500         SOLE      NA         X
CV Therapeutics                   Common      126667104   10,172,236    546,307         SOLE      NA         X
Cytyc                             Common      232946103    3,309,260    434,286         SOLE      NA         X
deCODE Genetics                   Common       24386104    3,486,600    745,000         SOLE      NA         X
Digene                            Common      253752109      323,449     27,500         SOLE      NA         X
Dyax                              Common      26746E103    2,707,634    694,265         SOLE      NA         X
Endocardial Solutions             Common      292962107   12,649,995  1,666,666         SOLE      NA         X
Endologix                         Common      292665106      310,200    330,000         SOLE      NA         X
Envirogen                         Common      294040100       20,521     20,833         SOLE      NA         X
EP MedSystems                     Common      26881P103    2,418,750  1,075,000         SOLE      NA         X
Exelixis                          Common      30161Q104    5,862,105    778,500         SOLE      NA         X
Genzyme                           Common      372917104    5,175,560    269,000         SOLE      NA         X
Gilead Sciences                   Common      37555B103   23,891,792    726,636         SOLE      NA         X
IDEXX Laboratories                Common      45168D104    6,447,500    250,000         SOLE      NA         X
IVAX                              Common      465823102    2,786,400    258,000         SOLE      NA         X
Lexicon Genetics                  Common     5288872104      638,015    130,500         SOLE      NA         X
Lynx Therapeutics                 Common      551812308    2,560,650  1,985,000         SOLE      NA         X
Martek Biosciences                Common      572901106   16,322,286    780,224         SOLE      NA         X
MedImmune                         Common      584699102    8,712,000    330,000         SOLE      NA         X
Molecular Devices                 Common      60851C107    5,175,671    290,768         SOLE      NA         X
Orthovita                         Common      68750U102    2,907,000  1,700,000         SOLE      NA         X
Quintiles Transnational           Common      748767100    1,909,721    152,900         SOLE      NA         X
Rigel Pharmaceuticals             Common      766559108    3,750,375  1,027,500         SOLE      NA         X
Telik                             Common      87959M109    8,333,313    666,665         SOLE      NA         X
Teva Pharmaceutical Industries    Common      881624209    6,678,000    100,000         SOLE      NA         X
Transkaryotic Therapies           Common      893735100   13,790,928    382,550         SOLE      NA         X

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
                                                 FORM 13F INFORMATION TABLE
                             NAME OF REPORTING MANAGER:  HAMBRECHT & QUIST CAPITAL MANAGEMENT
        COLUMN 1           COLUMN 2     COLUMN 3     COLUMN 4        COLUMN 5      COLUMN 6  COLUMN 7         COLUMN 8
----------------------- -------------- ---------   ------------ ------------------ --------  --------  -----------------------
                                                       VALUE     SHARES OR SH/ PUT/ INVSTMNT   OTHER       VOTING AUTHORITY
     NAME OF ISSUER     TITLE OF CLASS   CUSIP        (x$1000)    PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLE   SHARED   NONE
----------------------- -------------- ---------   ------------  --------- --- ---- --------  --------  ------ -------- ------
Tularik                     Common     899165104       3,717,564    405,405         SOLE      NA        X
Verdant Brands              Common     923366108             228     38,000         SOLE      NA        X
Versicor                    Common     925314106       9,373,856    696,941         SOLE      NA        X
Vertex Pharmaceuticals      Common     92532F100       3,088,316    189,700         SOLE      NA        X
WebMD                       Common     94769M105       3,786,175    672,500         SOLE      NA        X

COLUMN TOTALS                                       $213,120,909

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                             0
                                                           --------------------

Form 13F Information Table Entry Total:                       45
                                                           --------------------

Form 13F Information Table Value Total:                   $ 213,120,909
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.